11. Short Term Debt - Related Parties (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Short Term Debt - Related Party	$ 411,521		$ 411,521		$ 411,008	$ 516,659
Interest expense	$ 6,224	$ 6,241	$ 18,544	$ 19,611	$ 25,842	$ 30,189